REVENUE - Summary of Revenue as Disaggregated by Market Based on Location (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 39,594	$ 30,541	$ 80,229	$ 59,756
North America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	19,111	12,257	40,099	27,073
U.K. and Ireland
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	11,057	9,911	22,140	18,831
Other Europe
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	6,638	5,789	12,576	9,583
Rest of the world
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	2,788	2,584	5,414	4,269
Marketing
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	29,575	28,595	60,311	55,851
Data
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 10,019	$ 1,946	$ 19,918	$ 3,905